EQUITY (Details Narrative) - shares	Apr. 22, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding		12,000,000	12,000,000
Subsequent Event [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares pursuant to the initial public offering	3,020,000